Other Long-Term Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred pension assets (Note 19)	$ 358	$ 0
Right-of-Use assets (Note 22)	56	57
Investments	35	22
Other long-term assets	12	14
Total other assets	$ 461	$ 93